Accounts Receivable And Contract Assets - Summary of Accounts Receivables (Detail) - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 258,953	$ 213,815	$ 194,777
Less: allowance for doubtful accounts	(10,473)	(10,334)	(11,439)
Trade receivables, net	248,480	203,481	183,338
Other receivables	10,099	8,725	30,037
Total accounts receivable	$ 258,579	$ 212,206	$ 213,375